SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	9 years 7 months 6 days
Finite-Lived Intangible Assets, Gross	$ 151,220	$ 147,000
Finite-Lived Intangible Assets, Accumulated Amortization	0	(24,286)
Finite-Lived Intangible Assets, Net	$ 115,198	122,714
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	9 years 10 months 24 days
Finite-Lived Intangible Assets, Gross	$ 125,270	121,500
Finite-Lived Intangible Assets, Accumulated Amortization	0	(19,239)
Finite-Lived Intangible Assets, Net	$ 96,918	102,261
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	7 years 10 months 24 days
Finite-Lived Intangible Assets, Gross	$ 25,950	25,500
Finite-Lived Intangible Assets, Accumulated Amortization	0	(5,047)
Finite-Lived Intangible Assets, Net	$ 18,280	$ 20,453